August 24, 2023

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE:	EA Series Trust
File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

On behalf of our client, EA Series Trust, formerly, Alpha Architect ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 267 and, under the Investment Company Act of 1940, as amended, Amendment No. 270 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) with respect to the ARK 21Shares Active Ethereum Futures ETF and the ARK 21Shares Active Bitcoin Ethereum Strategy ETF.

If you have any questions concerning the foregoing, please contact the undersigned at (949) 629-3928 or Karen.Aspinall@Practus.com.

Very truly yours,

/s/ Karen A. Aspinall

On behalf of Practus, LLP

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com